Acquisitions and Divestitures - Additional Information (Detail) $ in Millions, $ in Millions			12 Months Ended
	Oct. 16, 2025 CAD ($) Branches	Oct. 16, 2025 USD ($)	Oct. 31, 2025 CAD ($)	Nov. 01, 2025 CAD ($)	Oct. 16, 2025 USD ($) Branches
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Impairment loss recognised in profit or loss, goodwill			$ 102
First-Citizens & Trust Company [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Impairment loss recognised in profit or loss, goodwill	$ 102	$ 73
Deposits held for sale	8,000				$ 5,700
Loans held for sale	$ 1,500				$ 1,100
Percentage Of Net Deposit Premium	5.00%				5.00%
Number of Branches to be Sold | Branches	138				138
Burgundy Asset Management Ltd [Member] | Major business combination [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Consideration transferred, acquisition-date fair value				$ 654
Equity interests of acquirer				593
Cash transferred				$ 61